Note 18 - Quaint Oak Bancorp, Inc. (Parent Company Only) (Details) - Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net income	$ 1,271,000	$ 1,242,000
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	182,000	167,000
Stock-based compensation expense	294,000	272,000
Net cash provided by operating activities	(1,166,000)	66,000
Investing Activities
Purchase of property and equipment	(377,000)	(169,000)
Net cash used in investing activities	(22,528,000)	(18,855,000)
Financing Activities
Dividends paid	(239,000)	(211,000)
Purchase of treasury stock	(10,000)	(760,000)
Proceeds from the reissuance of treasury stock	54,000	64,000
Proceeds from the exercise of stock options	67,000
Net cash used in financing activities	26,963,000	26,542,000
Net Decrease in Cash and Cash Equivalents	3,269,000	7,753,000
Cash and Cash Equivalents – Beginning of Year	13,937,000	6,184,000
Cash and Cash Equivalents – End of Year	17,206,000	13,937,000
Parent Company [Member]
Operating Activities
Net income	1,271,000	1,242,000
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed net income in subsidiary	(1,329,000)	(776,000)
Depreciation expense	27,000	23,000
Stock-based compensation expense	294,000	272,000
Increase in other assets	(54,000)	(39,000)
Decrease in other liabilities	0	(7,000)
Net cash provided by operating activities	209,000	715,000
Investing Activities
Purchase of property and equipment	(264,000)	(90,000)
Net cash used in investing activities	(264,000)	(90,000)
Financing Activities
Dividends paid	(239,000)	(211,000)
Purchase of treasury stock	(10,000)	(760,000)
Proceeds from the reissuance of treasury stock	54,000	64,000
Proceeds from the exercise of stock options	67,000	0
Net cash used in financing activities	(128,000)	(907,000)
Net Decrease in Cash and Cash Equivalents	(183,000)	(282,000)
Cash and Cash Equivalents – Beginning of Year	259,000	541,000
Cash and Cash Equivalents – End of Year	$ 76,000	$ 259,000